Notes Payable Related Party (Details 3) - Warrant [Member]	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Expected life	1 year
Volatility	102.00%
Dividend yield	0.00%	0.00%
Risk free interest rate	2.57%
Related Party Note 2 [Member]
Expected life	2 years	2 years
Volatility	269.00%	269.00%
Dividend yield	0.00%	0.00%
Risk free interest rate	2.00%	2.00%